Note 8 - Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	Feb. 28, 2019	Dec. 31, 2023	Dec. 31, 2022
Revenue recognized				$ 0	$ 909
Pasithea Clinics Inc. [Member]
Revenue recognized	$ 150	$ 300		0	450
R. I. Mind Group Ltd. [Member]
Revenue recognized			$ 500	$ 0	$ 459